Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

(in millions)	2019	2018
Balance, beginning of year	$12,530	$11,644
Acquisition of distribution systems by FortisAlberta	1	—
Foreign currency translation impacts (1)	(527)	886
Balance, end of year	$12,004	$12,530

(1)
Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the US dollar